PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 67,294	$ 53,005
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	38,871	33,590
Renewable Power | North America
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	24,274	22,832
Renewable Power | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,505	3,443
Renewable Power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	6,665	5,401
Renewable Power | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 3,748	1,088
Renewable Power | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		$ 826